Note 9 - Share-Based Compensation	12 Months Ended
Feb. 02, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

9. Stock-Based Compensation

Under the dELiA*s, Inc. Amended and Restated 2005 Stock Incentive Plan, we may grant incentive stock options, nonqualified stock options and restricted stock to employees (including officers), non-employee directors and consultants. Grants for stock options generally vest and become exercisable annually in equal installments over a four-year period and expire 10 years after the grant date, while restricted stock generally vests and becomes exercisable annually in equal installments over a three-year period. Shares available for future equity grants at February 2, 2013 and January 28, 2012 totaled 4.0 million and 3.9 million, respectively.

The Company accounts for share-based compensation under the provisions of ASC 718 Compensation-Stock Compensation, which requires share-based compensation for equity awards to be measured based on estimated fair values at the date of grant.

       The Company recorded stock-based compensation expense (including expense for restricted stock) of $0.7 million, $0.7 million, and $0.8 million for fiscal 2012, fiscal 2011 and fiscal 2010, respectively, related to employee and non-employee directors share-based awards and such expense is included in selling, general and administrative expense in our consolidated statements of operations.

Stock Options

The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing model, which requires the Company to estimate the expected term of stock option grants and expected future stock price volatility over the expected term.

The per share weighted average fair value of stock options granted during fiscal 2012, fiscal 2011, and fiscal 2010 were $0.81, $0.93, and $1.14, respectively. The fair value of each option grant was estimated using the following weighted average assumptions:

	For the Fiscal Years Ended
	2012	2011	2010
Risk-free interest rates	1.21%	2.05%	2.58%
Expected lives (years)	6.25	6.25	6.25
Expected volatility	60%	60%	62%
Expected dividend yields	-	-	-

The following table summarizes stock option activity during fiscal 2012:

	2012
	Options	Weighted- Average Exercise Price per Option	Weighted-Average Remaining Contractual Life (years)

Options outstanding as of January 28, 2012	3,096,288	$4.71
Options granted	534,250	1.44
Options exercised	-	-
Options cancelled or expired	(580,452)	6.23

Outstanding as of February 2, 2013	3,050,086	$3.84	5.62

Exercisable as of February 2, 2013	2,065,336	$4.92	4.27

The intrinsic value of stock options exercised during fiscal 2012, fiscal 2011, and fiscal 2010 was approximately     $-0-, $-0-, and $2,000, respectively. There were no aggregate intrinsic values of stock options outstanding and stock options exercisable at February 2, 2013.

As of February 2, 2013, there was approximately $0.4 million of total unrecognized compensation cost related to non-vested share-based compensation arrangements. That cost is expected to be recognized over a weighted average period of 1.5 years.

Restricted Stock

The fair value of restricted stock awards is calculated based on the stock price on the date of the grant. The weighted average grant date fair values for restricted stock issued during fiscal 2012, fiscal 2011, and fiscal 2010 were $1.17, $1.02, and $1.74, respectively.

The following table summarizes restricted stock activity during fiscal 2012:

	Restricted Stock
	Shares	Weighted Average Grant Date Fair Value

Outstanding at January 28, 2012	406,391	$1.23
Granted	256,410	1.17
Vested	(172,002)	1.36
Forfeited	(42,258)	1.18
Outstanding at February 2, 2013	448,541	$1.15

There were 42,258 restricted shares canceled during fiscal 2012 as a result of a former board member not standing for re-election to the board.

As of February 2, 2013, there was approximately $0.4 million of total unrecognized compensation cost related to restricted stock, which is expected to be recognized over a weighted average period of 1.7 years.